Share-based payments - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) performance_criteria	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Dependent award vesting percentage	20.00%
Maximum vest percentage	100.00%
Restricted stock plans
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost	£ 203.4	£ 134.9
Fair value of shares vested	£ 64.1	£ 71.6	£ 90.8
Restricted stock plans | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost, recognised period	1 year
Restricted stock plans | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Unrecognised compensation cost, recognised period	2 years
Executive Performance Share Plan (EPSP) | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Percentage of total Shareholder Return on vesting period			15.00%
Threshold performance vesting percentage	20.00%
Average return on equity percentage	10.00%
Compound annual growth percentage	7.00%
Maximum performance ROE	0.14
Executive Performance Share Plan (EPSP) | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	5 years
Percentage of total Shareholder Return on vesting period			100.00%
Threshold performance vesting percentage	100.00%
Average return on equity percentage	14.00%
Compound annual growth percentage	14.00%
Maximum performance ROE	0.18
Executive Performance Share Plan (EPSP) | Weighted average
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Average return on equity percentage			7.50%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of performance conditions | performance_criteria	3
Percentage of total Shareholder Return on vesting period	20.00%
Threshold performance vesting percentage	100.00%
Performance Share Awards (PSA)
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	2 years
Leaders, Partners and High Potential Group
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Vesting period	3 years
Number of key executives participating in restricted stock plans	1,800